Share-based Compensation (Effects of changes to forfeiture rate) (Details) - Change in forfeiture rate [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decreased share-based compensation	¥ 18.0
Decrease in share-based compensation for the years ended December 31, 2016	5.1
Decrease in share-based compensation for the years ended December 31, 2017	2.4
Decrease in share-based compensation for the years ended December 31, 2018	¥ 0.6